American Century Investment Trust Statement of Additional Information Supplement
Supplement dated February 14, 2023 ■ Statement of Additional Information dated August 1, 2022

Strategic Income Fund is renamed Multisector Income Fund. Effective February 14, 2023, all references to Strategic Income will be replaced with Multisector Income.

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